NYSE Regulation

NYSE Regulation, Inc.
20 Broad Street
New York, NY 10005
nyseregulation.com

CERTNYS

001-34785

June 22, 2010

Ms. Cecile Peters
Chief, IT Services
Division of Corporate Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on June 16, 2010 the NYSE Amex LLC (the "Exchange") received from **Vringo, Inc. (the "Registrant")**, a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Units, each consisting of one share of Common Stock and two Warrants

Common Stock, $0.01 par value per share

Warrants, each to purchase one share of Common Stock

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Jamie Patturelli
Assistant Director, Corporate Compliance
New York Stock Exchange, Inc.